Goldman Sachs Equal Weight US Large Cap Equity ETF Investment Objectives and Goals - Goldman Sachs Equal Weight US Large Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Equal Weight U.S. Large Cap Equity ETF—SummaryTicker: GSEW Stock Exchange: Cboe BZX Exchange, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Equal Weight U.S. Large Cap Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Solactive US Large Cap Equal Weight Index (GTR) (the “Index”).